Commitments	12 Months Ended
Jun. 30, 2018
Disclosure of commitments [Abstract]
Commitments
Commitments
The Group leases various offices in locations such as Amsterdam, the Netherlands; the San Francisco Bay Area, California, New York, New York, and Austin, Texas, United States; Sydney, Australia; Manila, the Philippines; Bengaluru, India; and Yokohama, Japan under non-cancellable operating leases expiring within one to eleven years. The leases have varying terms, escalation clauses and renewal rights. On renewal, the terms of the leases are renegotiated. The Group incurred rent expense on its operating leases of $23.6 million, $12.2 million, and $8.3 million during the fiscal years ended June 30, 2018, 2017 and 2016, respectively.
Additionally, the Group has a contractual commitment for services with a third-party related to its data centers. These commitments are non-cancellable and expire within one year.
Commitments for minimum lease payments in relation to non-cancellable operating leases and purchase obligations in relation to our colocation data centers as of June 30, 2018 were as follows:

	Operating Leases	Other Contractual Commitments	Total
	(U.S. $ in thousands)
Fiscal Period:
Year ending 2019	$32,530	$25,753	$58,283
Years ending 2020 - 2023	132,543	—	132,543
Thereafter	163,112	—	163,112
Total commitments	$328,185	$25,753	$353,938